Document and Entity Information	May 01, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	GENWORTH FINANCIAL INC
Entity Incorporation State Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address Address Line 1	11011 West Broad Street
Entity Address City Or Town	Glen Allen
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23060
City Area Code	804
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $.001 per share
Trading Symbol	GNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001276520
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	6620 West Broad Street
Entity Address City Or Town	Richmond
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23230